OTHER INCOME	12 Months Ended
Dec. 31, 2019
Other income [abstract]
OTHER INCOME
OTHER INCOME
Brookfield Renewable’s other income for the year ended December 31 is comprised of the following:

(MILLIONS)	2019	2018	2017
Interest and other investment income	$29	$22	$32
Gain on regulatory provision	14	—	—
Gain on available for sale investments	—	—	15
Other	14	28	—
	$57	$50	47